Promissory Notes Payable, Convertible Debentures, and Silver Loan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Schedule of Fair Value Derivative Liability

The resulting fair values of the CD1 and CD2 at March 31, 2025, and as of December 31, 2024, were as follows:

Instrument Description	March 31, 2025	December 31, 2024
CD1	$5,364,818	$5,494,151
CD2	13,565,280	13,898,481
Total	$18,930,098	$19,392,632

The resulting fair values of the CD1, RCD, and CD2 at December 31, 2024, and as of December 31, 2023, were as follows:

Instrument Description	December 31, 2024	December 31, 2023
CD1	$5,494,151	$5,244,757
CD2	13,898,481	13,458,570
Total	$19,392,632	$18,703,327

Schedule of Estimates Value of Prepayment Option by Assessing Interest Rate Movements

Reference	Valuation Date	Maturity Date	Contractual Interest Rate	Interest Rate Volatility	Risk-free rate	Credit Spread	Risk-adjusted rate
Tranche 1, 2, 3, 4, & 5	Dec 31, 2024	Aug 8, 2027	15%	26.5%	4.23%	4.53%	16.54%
Tranche 1, 2, 3, 4, & 5	Mar 31, 2025	Aug 8, 2027	15%	30.5%	4.24%	6.76%	18.80%

The resulting fair values of the Silver Loan at March 31, 2025 and December 31, 2024, and as of the issuance date, were as follows:

Reference	Mar 31, 2025	Dec 31, 2024
Silver Loan	$36,379,996	$31,802,708

Reference	Valuation Date	Maturity Date	Contractual Interest Rate	Interest Rate Volatility	Risk-free rate	Credit Spread	Risk-adjusted rate
Tranche 1	Aug 8, 2024	Aug 8, 2027	15%	31.5%	3.86%	12.92%	16.78%
Tranche 2	Sep 25, 2024	Aug 8, 2027	15%	31.0%	3.49%	11.02%	14.51%
Tranche 3	Nov 6, 2024	Aug 8, 2027	15%	28.0%	4.21%	4.46%	15.78%
Tranche 4	Nov 8, 2024	Aug 8, 2027	15%	28.5%	4.21%	4.76%	16.30%
Tranche 5	Dec 30, 2024	Aug 8, 2027	15%	26.5%	4.23%	4.23%	16.54%
Tranche 1, 2, 3, 4, & 5	Dec 31, 2024	Aug 8, 2027	15%	26.5%	4.23%	4.53%	16.54%

The resulting fair values of the Silver Loan at December 31, 2024, and as of the issuance date, were as follows:

Reference	Dec 31, 2024	Aug 8, 2024
Silver Loan	$31,802,708	$13,225,005

Convertible Debenture [Member]
Short-Term Debt [Line Items]
Schedule of Key Valuation Inputs

Consistent with the approach above, the following table summarizes the key valuation inputs as at applicable valuation dates:

Reference (1,2,3)	Valuation date	Maturity date	Contractual Interest rate	Stock price (US$)	Expected equity volatility	Credit spread	Risk-free rate	Risk- adjusted rate
CD1 note	12-31-24	03-31-28	7.50%	0.113	105%	4.72%	4.28%	15.45%
CD2 note	12-31-24	03-31-29	10.50%	0.113	105%	5.03%	4.34%	17.89%
CD1 note	03-31-25	03-31-28	7.50%	0.102	100%	6.88%	3.89%	16.06%
CD2 note	03-31-25	03-31-29	10.50%	0.102	100%	7.06%	3.93%	18.16%

(1)	The CD1 carried a Discount for Lack of Marketability (“DLOM”) of 5.0% as of the issuance date. The CD2 carried a DLOM of 10.0% as of the issuance date.
(2)	CD1 carries an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%.
(3)	The conversion price of the CD1 is $0.209 and CD2 is $0.202 as of March 31, 2025. The conversion price of the CD1 is $0.208 and CD2 is $0.202 as of December 31, 2024.

Consistent with the approach above, the following table summarizes the key valuation inputs as at applicable valuation dates using the binomial lattice methodology based on a Cox-Ross-Rubenstein (“CRR”) approach:

Reference (1)(2)	Valuation date	Maturity date	Contractual Interest rate	Stock price ($)	Expected equity volatility	Credit spread	Risk-free rate	Risk- adjusted rate
CD1 note(3)	12-31-23	03-31-26	7.50%	0.098	115%	8.41%	4.18%	18.89%
CD2 note (3)	12-31-23	03-31-26	10.50%	0.098	115%	8.41%	4.18%	20.79%
CD1 note(3)	12-31-24	03-31-28	7.50%	0.113	105%	4.72%	4.28%	15.45%
CD2 note(3)	12-31-24	03-31-29	10.50%	0.113	105%	5.03%	4.34%	17.89%

(1)	The CD1 carried a Discount for Lack of Marketability (“DLOM”) of 5.0% as of the issuance date. The CD2 carried a DLOM of 10.0% as of the issuance date.
(2)	CD1 carries an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%
(3)	The conversion price of the CD1 is $0.208 and CD2 is $0.202 as of December 31, 2024. The conversion price of the CD1 is $0.227 and CD2 is $0.219 as of December 31, 2023.